Expense Example	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 1 Year	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 3 Years	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 5 Years	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 10 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 10 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 1 Year	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 3 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 5 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 10 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 1 Year	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 3 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 5 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 10 Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 1 Year	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 3 Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 5 Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 10 Years
USD ($)	29	123	226	528	34	130	235	544	54	194	346	788	49	180	323	739	75	259	460	1,038	41	168	306	709	61	231	416	949	49	206	377	872	69	269	486	1,109	33	138	253	588	58	217	390	891	90	309	545	1,224	91	314	555	1,247	93	314	553	1,238